LONG-TERM DEBT (2010 Senior Notes) - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 28, 2013	May 17, 2010	Oct. 30, 2012	Feb. 26, 2013
Long-Term Debt [Line Items]
Costs associated with debt modification	$ 0	$ 10,538	$ 3,277
2010 Senior Notes [Member]
Long-Term Debt [Line Items]
Purchase price as percentage of principal					98.671%
Debt instrument, face amount					600,000
Maturity date	May 15, 2018
Interest rate per annum					10.25%
Maximum redeemable percentage of principal prior to May 15, 2013 for partial redemption					35.00%
Remaining outstanding aggregate principal amount redeemed				865
Redemption price percentage for remaining outstanding aggregate principal amount				100.00%
Redemption costs of 2010 Senior Notes				102,497
Unamortized deferred financing costs				23,793
Unamortized issue discount				5,962
2010 Senior Notes [Member] | Proposed Amendments [Member]
Long-Term Debt [Line Items]
Additional restricted payments for funding Studio City project						400,000
Costs capitalized as deferred finance costs						14,795
Costs associated with debt modification						3,277
2010 Senior Notes [Member] | Tender Offer [Member]
Long-Term Debt [Line Items]
Aggregate principal amount tendered							$ 599,135